CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Subscription Receivable [Member]	Earnings accumulated during exploration stage [Member]	Accumulated Other Comprehensive Income [Member]	Total
Balance at Dec. 31, 2011	$ 0	$ 62,322	$ 768,645	$ (326,808)	$ (604,868)	$ 0	$ (100,709)
Balance (in shares) at Dec. 31, 2011	0	62,322,550
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Preferred stock issued for debt	1,690,000	0	0	0	0	0	1,690,000
Preferred stock issued for debt (in shares)	4,225	0
Change in price of common stock sold	0	0	(302,297)	302,297	0	0	0
Unrealized gain (loss) on available for sale securities	0	0	0	0	0	350,750	350,750
Net income	0	0	0	0	2,306,189	0	2,306,189
Balance at Dec. 31, 2012	1,690,000	62,322	466,343	(24,511)	1,701,321	350,750	4,246,230
Balance (in shares) at Dec. 31, 2012	4,225	62,322,550					62,322,550
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Common stock issued for subscription receivable	0	6,560	0	0	0	0	6,560
Common stock issued for subscription receivable (in shares)	0	6,559,257					6,559,257
Cash received for stock subscription	0	0	0	24,511	0	0	24,511
Realized gain on available for sale securities	0	0	0	0	0	(350,750)	(350,750)
Unrealized gain (loss) on available for sale securities	0	0	0	0	0	(74,396)	(74,396)
Net income	0	0	0	0	125,504	0	125,504
Balance at Oct. 31, 2013	$ 1,690,000	$ 68,882	$ 466,348	$ 0	$ 1,826,825	$ (74,396)	$ 3,977,659
Balance (in shares) at Oct. 31, 2013	4,225	68,881,807					68,881,807